Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment-at cost	$ 9,467	$ 9,654	$ 9,463
Less: Accumulated depreciation and amortization	(6,638)	(5,903)	(4,096)
Property and equipment, net	2,829	3,751	5,367
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment-at cost	7,030	7,230	6,904
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment-at cost	629	629	599
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment-at cost	896	896	1,172
Software
Property, Plant and Equipment [Line Items]
Total property and equipment-at cost	$ 912	669	581
Assets Not Yet Placed in Service
Property, Plant and Equipment [Line Items]
Total property and equipment-at cost		$ 230	$ 207